SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrants and warrants units outstanding
Type	ISSUANCE DATE	NUMBER OF WARRANTS	EXERCISE PRICE	EXERCISABLE THROUGH
August 2019 warrants (note 5b)	August 22, 2019	205,268	$6.72 (*)	August 22, 2024
December 2019 warrants (note 5b)	December 9, 2019	92,321	$6.72 (*)	December 8, 2024
Warrants to 2019 Convertible Notes placement agent (note 5c)	December 9, 2019	55,785	$6.72 (*)	December 8, 2024
Warrants to underwriters (note 9)	September 3, 2020	125,000	$10.00	September 1, 2025
Warrants to underwriters (note 9)	October 5, 2020	375,000	$8.80	September 3, 2025
IPO warrants (note 1d, note 5b)	September 3, 2020	2,812,170	$8.80	September 3, 2025
PIPE warrants (note 1c)	March 11, 2021	232,500	$4.60	September 10, 2026
Warrants to PIPE placement agent (note 1c)	March 11,2021	52,173	$5.06	March 8, 2026

Total		3,950,217

(*) Each warrant is exercisable into a unit consisting of one share and one warrant

Schedule of options granted to employees
The following table summarizes information about options granted to employees:

	Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019
	Number of options	Weighted average Exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	219,456	2.62	219,456	2.62	-	-

Granted	752,020	5.07	-	-	219,456	2.62

Forfeited	-	-	-	-	-	-

Exercised	-	-	-	-	-	-

Outstanding at the end of the year	971,476	4.51	219,456	2.62	219,456	2.62

Exercisable at the end of the year	361,280	3.58	200,269	2.55	156,386	2.77

Schedule of Black-Scholes to estimate fair value
Year ended December 31
	2021	2020	2019
Expected life	5.86-6.11	-	5.75-10
Risk-free interest rates	0.52%-1.13%	-	1.43%-2.13%
Volatility	69.67%-78.99%	-	82.29%-85.56%
Dividend yield	-	-	-
Exercise price	$3.013-5.738	-	$0.24-3.339

Schedule of share options outstanding and exercisable to employees and directors
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2020	219,456	$2.62	8.56
Options granted in 2021	752,020	$5.06	9.05
Options outstanding as of December 31, 2021	971,746	$4.51	8.72

Options exercisable as of December 31, 2021	361,280	$3.58	8.14

2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share options outstanding and exercisable to employees and directors
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2019	153,882	$0.24	4.25
Options granted in 2020
Options outstanding as of December 31, 2020	153,882	$0.24	3.25
Options granted in 2021
Options outstanding as of December 31, 2021	153,882	$0.24	2.25

Options exercisable as of December 31, 2021	153,882	$0.24	2.25